Restricted cash and cash and bank balances - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 62,336	¥ 13,708
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	62,278	10,857
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	47	96
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 11	5
Singapore dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents		¥ 2,750